Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Details) [Line Items]
Indefinite-lived intangible assets acquired	$ 19,000,000
Amortization of intangible assets	763,000	$ 1,162,000
Asset impairment charges		$ 0
License [Member]
Intangible Assets, Net (Details) [Line Items]
Indefinite-lived intangible assets acquired	$ 19,000,000
Valuation Technique, Discounted Cash Flow [Member]
Intangible Assets, Net (Details) [Line Items]
Percentage of impairment rate	22.00%
Perpetual growth rate	3.00%
Valuation Technique, Discounted Cash Flow [Member] | Minimum [Member]
Intangible Assets, Net (Details) [Line Items]
Perpetual growth rate	19000.00%
Valuation Technique, Discounted Cash Flow [Member] | Maximum [Member]
Intangible Assets, Net (Details) [Line Items]
Perpetual growth rate	6650.00%
Herbal Brands, Inc. [Member]
Intangible Assets, Net (Details) [Line Items]
Finite-lived intangible assets acquired	$ 7,091,000